Cover	Jul. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2025
Entity File Number	333-280519
Entity Registrant Name	DeltaSoft Corp.
Entity Central Index Key	0002020919
Entity Tax Identification Number	32-0761940
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	91 Portland Road
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W11 4LN
City Area Code	44
Local Phone Number	7441957262
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true